Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 231,810
During the period	976
Cumulative	976
During the period	1,837
Cumulative	¥ 1,837